Other revenues (Tables)	12 Months Ended
Dec. 31, 2013
Revenues [Abstract]
Other revenues

	Years ended December 31,
(In millions of U.S. dollars)	2013	2012	2011
Amortization of unfavorable contracts	—	—	23.3
Other	0.2	0.1	0.1
Total	0.2	0.1	23.4